INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 11,295	$ 10,032
Work-in-progress	5,980	4,989
Finished goods	2,854	4,353
Total inventories	$ 20,129	$ 19,374